UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 04888

Dreyfus Ultra Short Income Fund

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2016-June 30, 2017

Item 1. Proxy Voting Record

======================= Dreyfus Ultra Short Income Fund ========================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: JUL 15, 2016   Meeting Type: Special

Record Date:  JUN 10, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Change of Fundamental           For       For          Management

      Investment Policy Regarding Industry

      Concentration

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By: /s/ Bradley J. Skapyak
      Bradley J. Skapyak
      President

Date: August 17, 2017